                                       OPPENHEIMER PORTFOLIO SERIES
                                Supplement dated October 30, 2007, to the
                                      Prospectus dated May 30, 2007

Effective October 31, 2007, this supplement amends the Prospectus of Oppenheimer Portfolio Series funds
(the "Funds"), dated May 30, 2007, as follows:

1.  The table of Underlying Fund options in the section titled "The Funds' Investment Objectives and
Principal Investment Strategies - What Does Each Fund Mainly Invest In?" on pages 3 and 4 of the
Prospectus is deleted in its entirety and replaced with the following:

---------------------------------------------------- ---------------- ------------ ---------- ------------
                                                                       Moderate    Equity       Active
                                                      Conservative     Investor    Investor   Allocation
                                                      Investor Fund      Fund        Fund        Fund
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Capital Appreciation Fund                       X              X           X          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Champion Income Fund                            X              X           -           X
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Commodity Strategy Total Return Fund            X              X           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Core Bond Fund                                  X              X           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Developing Markets Fund                         -              -           X          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Discovery Fund                                                                        X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Global Fund                                     X              X           X           X
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Global Opportunities Fund                       -              -           X           X
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Gold & Special Minerals Fund                    -              -           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Growth Fund                                     -              -           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer International Bond Fund                         X              X           -           X
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer International Growth Fund                       -              -           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer International Small Company Fund, Inc.          -              -           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Limited-Term Government Fund                    X              X           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Main Street Fund(R)                             X              X           X           X
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Main Street Opportunity Fund(R)                 -              X           X           X
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Main Street Small Cap Fund(R)                   -              -           X           X
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer MidCap Fund                                     -              -           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Money Market Fund, Inc.                         -              -           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Quest International Value Fund, Inc.            -              -           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Real Estate Fund                                X              X           -           X
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Small- & Mid- Cap Value Fund                    -              -           -          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer U.S. Government Trust                           -              -           -           X
---------------------------------------------------- ---------------- ------------ ---------- ------------
---------------------------------------------------- ---------------- ------------ ---------- ------------
Oppenheimer Value Fund                                      X              X           X          X*
---------------------------------------------------- ---------------- ------------ ---------- ------------

2.  The section titled "More Information About the Underlying Funds - Oppenheimer Strategic Income Fund"
on page 93 of the Prospectus is deleted in its entirety.

October 30, 2007                                                                              PS0000.033

                                       OPPENHEIMER PORTFOLIO SERIES
                                 Supplement dated October 30, 2007 to the
                          Statement of Additional Information dated May 30, 2007

Effective October 31, 2007, this supplement amends the Statement of Additional Information ("SAI") of
Oppenheimer Portfolio Series funds (the "Funds"), dated May 30, 2007, and is in addition to the supplement dated September 13, 2007. The SAI is updated as follows:

1. The first paragraph of the section titled "Additional Information About the Funds' Investment
Policies and Risks - The Underlying Funds' Investment Policies" on page 3 of the SAI is deleted in its entirety and replaced with the following:

The Underlying Funds' Investment Policies.  The Funds' Prospectus includes the investment objective and a brief description of each of the Underlying Funds. The Underlying Funds are currently: Oppenheimer
Capital Appreciation Fund ("Capital Appreciation Fund"), Oppenheimer Champion Income Fund ("Champion
Income Fund"), Oppenheimer Commodity Strategy Total Return Fund ("Commodity Strategy Total Return
Fund"), Oppenheimer Core Bond Fund ("Core Bond Fund"), Oppenheimer Developing Markets Fund ("Developing
Markets Fund"), Oppenheimer Discovery Fund ("Discovery Fund"), Oppenheimer Global Fund ("Global Fund"),
Oppenheimer Global Opportunities Fund ("Global Opportunities Fund"), Oppenheimer Gold & Special Minerals
Fund ("Gold & Special Minerals Fund"), Oppenheimer Growth Fund ("Growth Fund"), Oppenheimer
International Bond Fund ("International Bond Fund"), Oppenheimer International Growth Fund
("International Growth Fund"), Oppenheimer International Small Company Fund, Inc. ("International Small
Company Fund"),  Oppenheimer Limited-Term Government Fund ("Limited-Term Government Fund"), Oppenheimer
Main Street Fund(R)("Main Street Fund"), Oppenheimer Main Street Opportunity Fund(R)("Main Street
Opportunity Fund"), Oppenheimer Main Street Small Cap Fund(R)("Main Street Small Cap Fund"), Oppenheimer
MidCap Fund ("MidCap Fund"), Oppenheimer Money Market Fund, Inc. ("Money Market Fund"), Oppenheimer
Quest International Fund, Inc. ("Quest International Fund"), Oppenheimer Real Estate Fund ("Real Estate
Fund"), Oppenheimer Small- & Mid- Cap Fund ("Small- & Mid- Cap Fund"), Oppenheimer U.S. Government Trust
("U.S. Government Trust") and Oppenheimer Value Fund ("Value Fund").

2. The fourth table in the section titled "Additional Information About the Funds' Investment Policies
and Risks - The Underlying Funds' Investment Policies" on pages 10 and 11 of the SAI is deleted in its entirety and replaced with the following:

  --------------------------------- --------------- -------------- -------------------- ------------- -------------
                                        Quest                                                U.S.
                                    International     Real Estate    Small- & Mid- Cap    Government
                                      Value Fund         Fund           Value Fund          Trust       Value Fund
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Equity Securities
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Common Stock                            X               -                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Preferred Stock                         X               -                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Convertible Securities                  X               X                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Rights                                  X               X                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Warrants                                X               X                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Growth Companies                        -               -                 -                -             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Value Companies                         X               -                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Mid-Cap Companies                       X               -                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Small-Cap Companies                     X               -                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Unseasoned Issuers                      X               -                 X                -             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Cyclical Opportunities                  X               -                 -                -             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Real Estate Investment Trusts           -               X                 -                -             -
  (REITs)
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Foreign Equity Securities               X               -                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Developing Markets                   X               -                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Privatization Programs               -               -                 -                -             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Investment Company Securities           X               X                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Fixed Income Securities
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Floating Rate Securities                -               X                 -                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Variable Rate Securities                -               -                 -                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Zero Coupon Securities                  -               -                 -                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Lower Grade Debt Securities             X               X                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Bank Obligations and Related            X               -                 X                -             X
  Securities
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Loan Participation Interests            -               -                 X                -             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Master Demand Notes                     X               -                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Foreign Debt Obligations                X               -                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  U.S. Government Securities              X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     U.S. Treasury Obligations            X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Government Agency Obligations        X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Mortgage Related Securities             -               -                 -                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Collateralized Mortgage              X               -                 -                X             X
     Obligations (CMOs)
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Forward Rolls                        -               -                 -                X             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Stripped Mortgage Related            -               -                 -                X             X
     Securities
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Mortgage Related Government          X               -                 -                X             X
     Obligations
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Commercial Mortgage Related          -               -                 -                X             -
     Obligations
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Asset Backed Securities                 -               -                 -                X             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Money Market Instruments                X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Commercial Paper                        X               X                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Derivatives
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Futures                                 X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Options                                 X               X                 -                -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Write Covered Calls                  X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Write Put Options                    X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Purchase Puts and Calls              X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
     Foreign Currency Options             X               X                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Forward Contracts                       X               X                 X                -             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Interest Rate Swaps                     -               X                 -                X             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Total Return Swaps                      -               -                 -                -             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Swaptions                               -               -                 -                X             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Credit Derivatives                      -               -                 -                -             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Structured Notes                        -               -                 -                -             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Other Investments and Strategies
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Repurchase Agreements                   X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Reverse Repurchase Agreements           -               -                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  When Issued Securities                  X               -                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Delayed Delivery Securities             X               -                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Securities Lending                      X               X                 X                X             X
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Borrowing for Leverage                  -               -                 -                -             -
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  --------------------------------- --------------- -------------- -------------------- ------------- -------------
  Illiquid and Restricted                 X               X                 X                -             X
  Securities
  --------------------------------- --------------- -------------- -------------------- ------------- -------------

3. The section titled "Investment Restrictions - Do the Underlying Funds Have Fundamental Policies? -
Strategic Income Fund" on pages 83 and 84 of the SAI is deleted in its entirety.

October 30, 2007                                                                                PX0000.024